Investment properties (Tables)	12 Months Ended
Jun. 30, 2018
Investment Properties
Schedule of investment properties

Changes in the Group’s investment properties according to the fair value hierarchy for the years ended June 30, 2018 and 2017 were as follows:

	06.30.18		06.30.17
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	8,394	91,795	6,396	76,109
Reclassifications of previous periods	-	-	-	(224)
Currency translation adjustment	265	40,041	18	10,494
Additions	1,335	1,954	591	2,059
Additions of capitalized leasing costs	5	13	22	1
Depreciation of capitalized leasing costs (i)	(3)	(2)	-	(1)
Reclassification to assets held for sale	-	(521)	-	(71)
Reclassification to trading properties	353	-	-	(14)
Transfers	2	(2)	-	-
Reclassification of property, plant and equipment (ii)	254	1,705	(149)	173
Disposals	(179)	(392)	(179)	(41)
Balance incorporated by business combination	107	-	-	-
Deconsolidation (see Note 4.(l))	-	(4,489)	-	-
Capitalized finance costs	22	60	3	-
Net gain from fair value adjustment	6,507	16,286	1,692	3,310
Fair value at the end of the year	17,062	146,448	8,394	91,795

(i) Amortization charges of capitalized leasing costs were included in “Costs” in the Statements of Income (Note 26)

(ii) As of June 30, 2018 includes Ps. 323 corresponding to the difference between valuation at cost and fair value, which is allocated to a reserve within equity

The following is the balance by type of investment property of the Group as of June 30, 2018 and 2017:

Schedule of balance by type of investment property

The following is the balance by type of investment property of the Group as of June 30, 2018 and 2017:

	06.30.18	06.30.17
Leased out farmland	923	304
Rental properties	141,102	89,232
Undeveloped parcels of land	12,608	7,647
Properties under development	8,877	3,006
Total

Schedule of recognized in the Statements of Income

The following amounts have been recognized in the Statements of Income:

	06.30.18	06.30.17	06.30.16
Rental and services income	10,824	8,710	5,435
Direct operating expenses	(3,053)	(2,895)	(2,396)
Development expenses	(1,748)	(1,420)	(151)
Net realized gain from fair value adjustment of investment property	227	128	908
Net unrealized gain from fair value adjustment of investment property	22,402	4,873	16,631

Schedule of fair value measurements of investment properties

The following table presents information regarding the fair value measurements of investment properties using significant unobservable inputs (Level 3):

				Sensitivity (i)
				06.30.18		06.30.17
Description	Valuation technique	Parameters	Range fiscal year 2018	Increase	Decrease	Increase	Decrease
Rental properties in Israel - Offices (Level 3)	Discounted cash flows	Discount rate	7.00% a 9.00%	(1,556)	1,864	(1,040)	1,193
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 63	3,037	(3,037)	1,772	(1,772)
Rental properties in Israel - Commercial use (Level 3)	Discounted cash flows	Discount rate	7.00% a 9.00%	(1,322)	1,457	(759)	853
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 87	1,640	(1,640)	1,003	(1,003)

				Sensitivity (i)
				06.30.18		06.30.17
Description	Valuation technique	Parameters	Range fiscal year 2018	Increase	Decrease	Increase	Decrease
Rental properties in Israel - Industrial use (Level 3)	Discounted cash flows	Discount rate	7.75% a 9.00%	(477)	538	(316)	377
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 31	996	(996)	599	(599)
Rental properties in USA - HSBC Building (Level 3)	Discounted cash flows	Discount rate	6.25%	(1,212)	1,269	(715)	765
		Weighted average rental value per square meter (m2) per month, in USD	USD 73	2,654	(2,654)	1,497	(1,497)
Rental properties in USA - Las Vegas project (Level 3)	Discounted cash flows	Discount rate	8.50%	(134)	141	(86)	91
		Weighted average rental value per square meter (m2) per month, in USD	USD 33	301	(301)	200	(200)
Shopping Malls in Argentina (Level 3)	Discounted cash flows	Discount rate	9.79%	(5,046)	6,796	(3,948)	5,445
		Growth rate	3.00%	3,104	(2,307	2,464	(1,794)
		Inflation	(*)	4,035	(3,643)	2,684	(2,425)
		Devaluation	(*)	(6,554)	9,831	(4,703)	7,054
Plot of land in Argentina (Level 3)	Comparable properties with incidence adjustment	Value per square meter (m2)	9,2	64	65	18	(52)
		% of incidence	3.00%	2,165	(2,167)	1,168	(1,202)
Properties under development in Israel (Level 3)	Estimated fair value of the investment property after completing the construction	Weighted average construction cost per square meter (m2) in NIS	5,787 NIS/m2	-	-	-	-
		Annual weighted average discount rate	7.00% a 9.00%	(377)	377	(437)	437

(*) For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 19.51 (corresponding to the year ended June 30, 2018) and arriving at Ps. 49.05. In the long term, a nominal devaluation rate of 5.6% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 25.0% (corresponding to the year ended June 30, 2018) and stabilizes at 8% after 10 years. These premises were determined at the closing date of the fiscal year.

(i) Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 20% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.